Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–39.31%
U.S. Treasury Bills–12.80%(a)
U.S. Treasury Bills	0.05%	03/10/2022		$ 12,800	$ 12,799,402
U.S. Treasury Bills	0.10%	05/26/2022		15,330	15,317,378
U.S. Treasury Bills	0.13%	06/09/2022		2,510	2,507,276
					30,624,056
U.S. Treasury Floating Rate Notes–26.51%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.35%	04/30/2022		32,900	32,912,868
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	0.19%	01/31/2024		30,500	30,509,150
					63,422,018
Total U.S. Treasury Securities (Cost $94,040,057)					94,046,074
			Shares
Money Market Funds–47.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)				51,896,601	51,896,601
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)				17,396,670	17,398,410
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(c)(d)				16,670,248	16,670,247
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)				27,586,972	27,586,972
Total Money Market Funds (Cost $113,553,764)					113,552,230

Options Purchased–0.75%
(Cost $2,606,178)(e)					1,791,440
TOTAL INVESTMENTS IN SECURITIES–87.52% (Cost $210,199,999)					209,389,744
OTHER ASSETS LESS LIABILITIES–12.48%					29,869,275
NET ASSETS–100.00%					$239,259,019
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,989,266	$52,804,288	$(54,896,953)	$-	$-	$51,896,601	$3,710
Invesco Liquid Assets Portfolio, Institutional Class	18,897,176	37,717,349	(39,212,109)	(840)	(3,166)	17,398,410	649
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	20,435,916	11,766,100	(15,531,769)	-	-	16,670,247	512
Invesco Treasury Portfolio, Institutional Class	29,978,590	60,347,757	(62,739,375)	-	-	27,586,972	779
Total	$123,300,948	$162,635,494	$(172,380,206)	$(840)	$(3,166)	$113,552,230	$5,650

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Put	03/18/2022	8	USD	3,750.00	USD	3,000,000	$13,760
S&P 500 Index	Put	04/14/2022	8	USD	3,925.00	USD	3,140,000	38,000
S&P 500 Index	Put	06/17/2022	8	USD	4,050.00	USD	3,240,000	90,000
S&P 500 Index	Put	02/18/2022	8	USD	4,075.00	USD	3,260,000	9,880
S&P 500 Index	Put	05/20/2022	8	USD	4,025.00	USD	3,220,000	70,000
S&P 500 Index	Put	07/15/2022	8	USD	4,150.00	USD	3,320,000	122,040
S&P 500 Index	Put	09/16/2022	8	USD	4,350.00	USD	3,480,000	200,440
S&P 500 Index	Put	10/21/2022	8	USD	4,250.00	USD	3,400,000	194,480
S&P 500 Index	Put	08/19/2022	8	USD	4,250.00	USD	3,400,000	162,120
S&P 500 Index	Put	11/18/2022	8	USD	4,450.00	USD	3,560,000	261,520
S&P 500 Index	Put	12/16/2022	8	USD	4,475.00	USD	3,580,000	281,040
S&P 500 Index	Put	01/20/2023	8	USD	4,650.00	USD	3,720,000	348,160
Total Index Options Purchased								$1,791,440

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	16	May-2022	$1,369,120	$119,163	$119,163
Coffee ’C’	26	March-2022	2,292,225	109,223	109,223
Cotton No. 2	12	March-2022	765,420	64,317	64,317
Gasoline Reformulated Blendstock Oxygenate Blending	13	February-2022	1,394,702	57,103	57,103
Gold	37	April-2022	6,646,680	(159,267)	(159,267)
Lean Hogs	1	April-2022	38,280	2,937	2,937
Live Cattle	1	April-2022	57,810	894	894
LME Nickel	10	April-2022	1,344,480	109,889	109,889
Silver	14	March-2022	1,567,510	(47,242)	(47,242)
Soybeans	18	July-2022	1,343,250	84,818	84,818
Soybean Meal	56	March-2022	2,345,840	296,345	296,345
WTI Crude	14	June-2022	1,157,800	107,789	107,789
Subtotal				745,969	745,969
Equity Risk
E-Mini Russell 2000 Index	164	March-2022	16,600,080	(1,746,366)	(1,746,366)
EURO STOXX 50 Index	415	March-2022	19,315,987	(321,091)	(321,091)
FTSE 100 Index	210	March-2022	20,889,853	490,922	490,922
S&P/TSX 60 Index	110	March-2022	22,099,516	153,878	153,878
Tokyo Stock Price Index	134	March-2022	22,106,274	(1,617,496)	(1,617,496)
Subtotal				(3,040,153)	(3,040,153)
Interest Rate Risk
Australia 10 Year Bonds	424	March-2022	41,075,996	(695,776)	(695,776)
Canada 10 Year Bonds	444	March-2022	48,586,241	(522,473)	(522,473)
Long Gilt	18	March-2022	2,952,431	(108,121)	(108,121)
U.S. Treasury Long Bonds	37	March-2022	5,758,125	(250,972)	(250,972)
Subtotal				(1,577,342)	(1,577,342)
Subtotal—Long Futures Contracts				(3,871,526)	(3,871,526)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cocoa	121	May-2022	$(3,116,960)	$(14,040)	$(14,040)
Corn	36	July-2022	(1,114,650)	(80,578)	(80,578)
Low Sulphur Gas Oil	6	June-2022	(445,350)	(96,016)	(96,016)
Natural Gas	77	November-2022	(3,830,750)	(627,369)	(627,369)
New York Harbor Ultra-Low Sulfur Diesel	3	March-2022	(332,237)	(74,439)	(74,439)
Soybean Oil	43	July-2022	(1,661,520)	(148,917)	(148,917)
Sugar No. 11	16	February-2023	(321,843)	4,542	4,542
Wheat	32	July-2022	(1,216,800)	30,726	30,726
Subtotal				(1,006,091)	(1,006,091)
Equity Risk
E-Mini S&P 500 Index	73	March-2022	(16,440,512)	721,790	721,790
MSCI EAFE Index	233	March-2022	(26,041,245)	426,106	426,106
MSCI Emerging Markets Index	283	March-2022	(17,330,920)	(68,427)	(68,427)
Subtotal				1,079,469	1,079,469
Interest Rate Risk
Euro-Bund	154	March-2022	(29,257,950)	540,224	540,224
Subtotal—Short Futures Contracts				613,602	613,602
Total Futures Contracts				$(3,257,924)	$(3,257,924)

(a)	Futures contracts collateralized by $28,342,310 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1748 Excess Return Index	0.42%	Monthly	141,650	April—2022	USD	44,204,645	$—	$(585,029)	$(585,029)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	34,200	February—2022	USD	4,021,674	—	(99,040)	(99,040)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	304,950	April—2022	USD	83,061,000	—	(1,438,236)	(1,438,236)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	12,700	July—2022	USD	1,649,195	—	(1)	(1)
Total — Total Return Swap Agreements									$—	$(2,122,306)	$(2,122,306)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,120,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.150%	Monthly	3,786	April—2022	USD	8,302,130	$—	$(347,592)	$(347,592)
BNP Paribas S.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.290%	Monthly	1,598	March—2022	USD	8,185,084	—	(589,393)	(589,393)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR - 0.030%	Monthly	1,257	March—2022	USD	6,526,533	—	(58,149)	(58,149)
Citibank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.100%	Monthly	1,509	March—2022	USD	6,470,501	—	(45,315)	(45,315)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.580%	Monthly	1,250	May—2022	USD	2,654,737	—	(93,800)	(93,800)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.720%	Monthly	400	June—2022	USD	849,516	—	(30,016)	(30,016)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.740%	Monthly	49	April—2022	USD	104,066	—	(3,677)	(3,677)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 1.240%	Monthly	34	April—2022	USD	268,495	—	(12,726)	(12,726)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.220%	Monthly	333	June—2022	USD	724,435	—	(24,788)	(24,788)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.370%	Monthly	1,250	March—2022	USD	9,011,750	—	(584,841)	(584,841)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.330%	Monthly	142	March—2022	USD	716,833	—	(41,872)	(41,872)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.770%	Monthly	4,701	April—2022	USD	9,983,937	—	(352,763)	(352,763)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.790%	Monthly	170	May—2022	USD	361,044	—	(12,757)	(12,757)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 0.785%	Monthly	752	June—2022	USD	10,061,324	—	(641,462)	(641,462)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Net Total Return Index	1 Month USD LIBOR + 0.785%	Monthly	203	June—2022	USD	2,716,022	—	(173,161)	(173,161)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR + 0%	Monthly	77	May—2022	USD	399,796	—	(3,562)	(3,562)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR + 0%	Monthly	346	May—2022	USD	1,796,484	—	(16,006)	(16,006)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.170%	Monthly	160	May—2022	USD	633,316	—	(8,526)	(8,526)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.170%	Monthly	1,521	May—2022	USD	6,020,457	—	(81,048)	(81,048)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Net Total Return Index	1 Month USD LIBOR + 0.180%	Monthly	419	March—2022	USD	1,658,495	—	(22,327)	(22,327)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.160%	Monthly	45	May—2022	USD	192,957	$—	$(1,352)	$(1,352)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.160%	Monthly	436	May—2022	USD	1,869,542	—	(13,093)	(13,093)
Total — Total Return Swap Agreements									$—	$(3,158,226)	$(3,158,226)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1748 Excess Return Index
	Long Futures Contracts
	Aluminum	4.45%
	Brent Crude	7.77%
	Coffee	3.05%
	Corn	5.69%
	Cotton	1.65%
	Gas Oil	2.99%
	Gasoline	2.43%
	Gold	9.25%
	Heating Oil	2.33%
	Kansas Wheat	1.66%
	Lean Hogs	1.95%
	Live Cattle	3.69%
	Natural Gas	10.09%
	Nickel	2.88%
	Silver	4.37%
	Soybean Meal	3.34%
	Soybean Oil	3.51%
	Soybeans	5.77%
	Sugar	2.76%
	US Copper	5.27%
	Wheat	2.86%
	WTI Crude	9.09%
	Zinc	3.15%
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Short Futures Contracts
	Aluminum	(4.49)%
	Brent Crude	(7.71)%
	Coffee	(3.05)%
	Corn	(5.73)%
	Cotton	(1.71)%
	Gas Oil	(3.08)%
	Gasoline	(2.50)%
	Gold	(7.69)%
	Heating Oil	(2.39)%
	Kansas Wheat	(1.67)%
	Lean Hogs	(1.95)%
	Live Cattle	(3.74)%
	Natural Gas	(10.71)%
	Nickel	(2.92)%
	Silver	(4.37)%
	Soybean Meal	(3.40)%
	Soybean Oil	(3.52)%
	Soybeans	(5.96)%
	Sugar	(2.78)%
	US Copper	(5.26)%
	Wheat	(2.85)%
	WTI Crude	(9.37)%
	Zinc	(3.15)%
	Total	(100.00)%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Long Futures Contracts
	Aluminum	6.41%
	Coffee ’C’	4.01%
	Copper	7.74%
	Corn	7.84%
	Cotton No. 2	1.89%
	Heating Oil	3.05%
	KC HRW Wheat	2.54%
	Lean Hogs	3.19%
	Live Cattle	5.17%
	Low Sulphur Gasoil	3.99%
	Natural Gas	4.27%
	Nickel	4.21%
	RBOB Gasoline	3.36%
	Soybean Meal	4.70%
	Soybean Oil	4.83%
	Soybeans	8.18%
	Sugar No. 11	3.97%
	Wheat	4.33%
	WTI Crude	11.83%
	Zinc	4.49%
	Total	100.00%
	Short Futures Contracts
	Aluminum	(6.36)%
	Coffee ’C’	(3.94)%
	Copper	(7.56)%
	Corn	(8.34)%
	Cotton No. 2	(2.30)%
	Heating Oil	(3.22)%
	KC HRW Wheat	(2.46)%
	Lean Hogs	(2.84)%
	Live Cattle	(5.28)%
	Low Sulphur Gasoil	(4.20)%
	Natural Gas	(2.00)%
	Nickel	(4.24)%
	RBOB Gasoline	(3.38)%
	Soybean Meal	(4.99)%
	Soybean Oil	(4.98)%
	Soybeans	(8.68)%
	Sugar No. 11	(3.96)%
	Wheat	(4.25)%
	WTI Crude	(12.52)%
	Zinc	(4.50)%
	Total	(100.00)%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Abbreviations:
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$94,046,074	$—	$94,046,074
Money Market Funds	113,552,230	—	—	113,552,230
Options Purchased	1,791,440	—	—	1,791,440
Total Investments in Securities	115,343,670	94,046,074	—	209,389,744
Other Investments - Assets*
Futures Contracts	3,320,666	—	—	3,320,666
Other Investments - Liabilities*
Futures Contracts	(6,578,590)	—	—	(6,578,590)
Swap Agreements	—	(5,280,532)	—	(5,280,532)
	(6,578,590)	(5,280,532)	—	(11,859,122)
Total Other Investments	(3,257,924)	(5,280,532)	—	(8,538,456)
Total Investments	$112,085,746	$88,765,542	$—	$200,851,288

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund